UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital World Bond Fund®
Investment portfolio

December 31, 2010
 unaudited
Bonds & notes — 94.19%	Principal amount (000)	Value (000)

EUROS — 20.09%
German Government, Series 02, 5.00% 2012	€2,500	US$ 3,554
German Government, Series 03, 3.75% 2013	12,970	18,500
German Government 4.50% 2013	34,486	49,408
German Government, Series 4, 3.75% 2015	47,700	68,977
German Government 1.50% 20161	21,942	31,757
German Government, Series 6, 4.00% 2016	14,500	21,257
German Government, Series 06, 3.75% 2017	10,875	15,732
German Government 4.25% 2017	17,250	25,605
German Government, Series 7, 4.00% 2018	105,100	153,644
German Government, Series 8, 4.25% 2018	59,215	87,612
German Government 3.50% 2019	4,000	5,614
German Government 3.75% 2019	19,565	28,004
German Government 1.75% 20201	21,108	30,094
German Government 2.25% 2020	27,230	34,408
German Government 6.25% 2024	38,396	67,547
German Government 6.25% 2030	8,090	14,896
German Government, Series 00, 5.50% 2031	8,275	14,117
Italian Government 1.85% 20121	8,680	11,880
Italian Government 3.75% 2013	10,000	13,528
Italian Government 2.15% 20141	8,868	12,035
Italian Government 3.00% 2015	12,390	16,082
Italian Government 2.10% 20171	9,574	12,533
Italian Government 4.50% 2019	123,025	164,195
Italian Government 5.00% 2034	14,950	19,097
French Government B.T.A.N. Eurobond 4.50% 2013	33,000	47,601
French Government O.A.T. Eurobond 4.00% 2018	43,325	61,954
French Government O.A.T. Eurobond 6.00% 2025	20,415	34,526
Irish Government 5.00% 2013	25,000	32,405
Irish Government 4.00% 2014	31,000	37,714
Irish Government 4.40% 2019	7,790	7,781
Irish Government 5.90% 2019	10,000	10,950
Irish Government 5.00% 2020	35,395	34,721
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 944, 4.50% 20132	25,500	36,072
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 20162	60,700	86,641
Netherlands Government Eurobond 4.25% 2013	7,770	11,208
Netherlands Government Eurobond 4.50% 2017	46,685	69,483
Netherlands Government Eurobond 4.00% 2018	6,535	9,427
Spanish Government 3.30% 2014	29,480	38,445
Spanish Government 4.10% 2018	8,575	10,717
Spanish Government 4.60% 2019	29,125	37,180
Dexia Municipal Agency 4.50% 20172	35,000	49,146
Royal Bank of Scotland PLC 6.00% 2013	960	1,301
Royal Bank of Scotland PLC 4.35% 2017	2,500	2,901
Royal Bank of Scotland PLC 6.934% 2018	31,120	39,428
Standard Chartered Bank 5.875% 2017	30,650	42,863
Barclays Bank PLC 6.00% 2018	2,000	2,710
Barclays Bank PLC 4.00% 20192	17,900	24,056
Barclays Bank PLC 4.50% 20193	2,000	2,614
Barclays Bank PLC 6.00% 2021	8,975	11,651
Olivetti Finance NV 7.25% 2012	1,730	2,462
Telecom Italia SpA and Telecom Italia Finance SA, 8.25% 2016	2,000	3,134
Telecom Italia SpA and Telecom Italia Finance SA, 5.375% 2019	14,100	19,441
Telecom Italia SpA 7.75% 2033	5,090	7,268
Koninklijke KPN NV 6.50% 2016	3,850	5,924
Koninklijke KPN NV 4.75% 2017	4,250	6,045
Koninklijke KPN NV 3.75% 2020	15,725	19,981
PLD International Finance LLC 4.375% 2011	21,400	28,668
Telefónica Emisiones, SAU 4.375% 2016	11,980	16,357
Telefónica Emisiones, SAU 4.693% 2019	6,050	7,995
Schering-Plough Corp. 5.375% 2014	16,480	24,249
Veolia Environnement 4.875% 2013	1,925	2,739
Veolia Environnement 5.25% 2014	1,350	1,959
Veolia Environnement 4.375% 2017	5,200	7,282
Veolia Environnement 6.125% 2033	7,915	11,581
HSBC Holdings PLC, Series 11, 6.25% 2018	3,250	4,710
HSBC Holdings PLC 6.00% 2019	12,600	17,882
Volvo Treasury AB 5.00% 2017	14,940	21,040
Greek Government 6.10% 2015	8,615	8,710
Greek Government 6.00% 2019	7,035	6,130
Greek Government, Series 30, 4.60% 2040	8,500	6,150
Société Générale 6.125% 2018	1,500	2,193
Société Générale 6.999% (undated)3	3,000	3,728
Société Générale 9.375% (undated)3	8,600	12,104
Munich Re Finance BV 6.75% 20233	9,025	12,663
Münchener Rückversicherungs-Gesellschaft Aktiengesellschaft 5.767% (undated)3	3,800	4,748
KfW 4.375% 2013	11,875	17,031
Northern Rock PLC, Series 7, 4.125% 20172	13,100	16,908
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	12,060	16,436
NGG Finance PLC 6.125% 2011	2,000	2,752
National Grid Transco PLC 5.00% 2018	3,275	4,768
National Grid Transco PLC 4.375% 2020	6,000	8,219
Merrill Lynch & Co., Inc. 4.625% 2018	12,725	15,236
CRH Finance BV 7.375% 20143	9,980	14,765
Zurich Finance (USA), Inc., Series 6, 5.75% 20233	9,875	13,532
Zurich Finance (USA), Inc., Series 9, 4.50% 20253	750	995
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	10,500	14,382
Deutsche Telekom International Finance BV 6.00% 2017	9,075	13,731
Gazprom OJSC 5.875% 2015	7,500	10,661
Gazprom OJSC 5.875% 2015	2,000	2,843
France Télécom 5.625% 2018	8,050	12,047
RCI Banque 4.375% 2015	8,250	11,304
Siemens AG 5.125% 2017	7,500	11,094
Iberdrola Finanzas, SAU 7.50% 2015	7,000	10,716
Polish Government 5.875% 2014	7,200	10,439
Anheuser-Busch InBev NV 8.625% 2017	5,730	9,806
Assicurazioni Generali SpA. 6.90% 20223	7,265	9,791
Standard Life PLC 6.375% 20223	7,350	9,767
Canadian Government 3.50% 2020	7,000	9,730
Finland (Republic of) 5.75% 2011	500	673
Finland (Republic of) 3.875% 2017	5,890	8,491
Croatian Government 5.00% 2014	4,215	5,760
Croatian Government 6.50% 2015	2,250	3,148
Bouygues SA 4.375% 2014	5,945	8,511
Wal-Mart Stores, Inc. 4.875% 2029	6,000	8,284
Metro Finance BV 4.625% 2011	5,980	8,078
European Investment Bank 4.25% 2014	5,475	7,907
Bank Nederlandse Gemeenten 3.75% 2014	5,560	7,841
Daimler AG, Series 6, 4.125% 2017	5,000	6,929
UBS AG 6.00% 2018	4,500	6,768
BNP Paribas 5.431% 2017	4,430	6,370
AT&T Inc. 6.125% 2015	4,000	6,022
Skandinaviska Enskilda 5.50% 2014	4,000	5,810
Aviva PLC 5.75% 20213	1,000	1,313
Aviva PLC 5.70% (undated)3	3,810	4,328
FCE Bank PLC 7.125% 2013	4,000	5,599
BMW Group 3.875% 2017	3,750	5,162
Scottish and Southern Energy PLC 6.125% 2013	3,500	5,139
Edcon (Proprietary) Ltd. 4.276% 20143	2,500	2,840
Edcon (Proprietary) Ltd. 4.276% 20143	2,000	2,272
HBOS PLC 4.375% 20193	885	1,073
Lloyds TSB Bank PLC 6.50% 2020	3,000	3,695
Imperial Tobacco Finance PLC 8.375% 2016	2,775	4,536
Rodamco Europe Finance BV, Series 5, 3.75% 2012	3,030	4,180
Centrica plc 7.125% 2013	2,500	3,793
Roche Holdings, Inc. 5.625% 2016	2,500	3,762
Novartis Finance SA, 4.25% 2016	2,500	3,581
GlaxoSmithKline Capital PLC 5.125% 2012	2,500	3,562
Anglian Water Services Financing PLC 4.625% 2013	2,250	3,202
Verizon Communications Inc. 8.75% 2015	1,850	3,139
Delhaize Group 5.625% 2014	2,000	2,912
E.ON International Finance BV 5.125% 2012	1,955	2,767
Allied Irish Banks, PLC 12.50% 2019	7,750	2,750
Bulgaria (Republic of) 7.50% 2013	1,638	2,383
Bulgaria (Republic of) 7.50% 2013	250	364
Banque Centrale de Tunisie 4.75% 2011	600	811
Banque Centrale de Tunisie 6.25% 2013	1,350	1,924
Ardagh Packaging Finance 9.25% 2020	1,650	2,271
NXP BV and NXP Funding LLC 8.625% 2015	1,300	1,798
ENEL SpA 5.625% 2027	1,250	1,710
Wind Acquisition SA 7.375% 2018	925	1,245
UniCredito Italiano SpA, Series 172, 4.125% 20163	460	615
Bank of Ireland 10.00% 2020	755	585
Rockwood Specialties Group, Inc. 7.625% 2014	90	123
		2,349,693

JAPANESE YEN — 6.23%
Japanese Government 1.10% 2011	¥90,000	1,111
Japanese Government, Series 248, 0.70% 2013	9,512,800	118,498
Japanese Government, Class 4, 0.50% 20151	429,570	5,235
Japanese Government, Series 269, 1.30% 2015	25,468,400	326,022
Japanese Government, Series 284, 1.70% 2016	2,708,700	35,627
Japanese Government, Series 281, 2.00% 2016	2,465,000	32,898
Japanese Government, Series 14, 1.20% 20171	4,213,820	52,345
Japanese Government, Series 12, 1.20% 20171	990,025	12,298
Japanese Government, Series 288, 1.70% 2017	795,000	10,466
Japanese Government, Series 296, 1.50% 2018	3,781,850	49,002
Japanese Government, Series 310, 1.00% 2020	1,089,100	13,302
Japanese Government, Series 21, 2.30% 2035	2,870,000	37,610
Japanese Government 2.40% 2038	1,218,950	16,352
European Investment Bank 1.40% 2017	721,700	9,251
KfW 1.35% 2014	716,000	9,092
		729,109

POLISH ZLOTY — 4.11%
Polish Government, Series 1013, 5.00% 2013	PLN 58,200	US$ 19,720
Polish Government, Series 0414, 5.75% 2014	883,150	304,634
Polish Government, Series 1017, 5.25% 2017	473,010	156,219
		480,573

SOUTH KOREAN WON — 3.98%
South Korean Government, Series 1303, 5.25% 2013	KRW99,556,430	91,179
South Korean Government, Series 1309, 5.75% 2013	55,000,000	51,387
South Korean Government 4.25% 2014	41,330,000	36,820
South Korean Government 4.75% 2014	46,600,000	42,657
South Korean Government 5.00% 2014	79,326,500	73,180
South Korean Government, Series 1503, 4.50% 2015	10,349,000	9,364
South Korean Government 5.25% 2015	65,801,860	61,110
South Korean Government 5.50% 2017	60,243,100	56,969
South Korean Government 5.75% 2018	45,000,000	43,139
		465,805

BRITISH POUNDS — 3.39%
United Kingdom 4.25% 2011	£26,060	40,897
United Kingdom 4.50% 2013	10,280	17,202
United Kingdom 2.50% 20131	5,768	10,278
United Kingdom 2.75% 2015	9,800	15,709
United Kingdom 2.50% 20161	9,089	16,757
United Kingdom 3.75% 2019	26,725	43,017
United Kingdom 4.50% 2019	3,500	5,964
United Kingdom 4.75% 2020	15,140	26,119
United Kingdom 2.50% 20201	7,134	13,478
United Kingdom 6.00% 2028	6,350	12,390
United Kingdom 4.75% 2030	14,870	25,121
United Kingdom 4.125% 20301	18,614	49,393
United Kingdom 4.25% 2040	12,760	20,030
United Kingdom 4.25% 2046	10,940	17,333
RSA Insurance Group PLC 9.375% 20393	1,733	3,174
RSA Insurance Group PLC 8.50% (undated)3	8,760	13,965
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	10,100	15,895
France Télécom 5.00% 2016	7,725	12,887
HSBC Holdings PLC 6.375% 20223	2,750	4,561
HSBC Bank PLC 6.50% 2023	2,750	4,520
Holcim Ltd 8.75% 2017	2,500	4,739
CRH Group Funding LTD and CRH Finance (U.K.) PLC 8.25% 2015	2,500	4,351
BNP Paribas 5.75% 2022	2,750	4,316
Tesco PLC 5.50% 2033	2,640	4,206
Generali Finance BV 6.214% (undated)3	3,200	4,066
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20392,4	2,400	3,587
Wal-Mart Stores, Inc. 5.625% 2034	950	1,595
General Electric Capital Corp. 5.625% 2031	750	1,157
		396,707

MALAYSIAN RINGGITS — 3.17%
Malaysian Government, Series 509, 3.21% 2013	MYR186,250	60,554
Malaysian Government, Series 3/03, 3.702% 2013	73,870	24,274
Malaysian Government, Series 204, 5.094% 2014	170,465	58,504
Malaysian Government, Series 0409, 3.741% 2015	103,500	34,088
Malaysian Government, Series 0110, 3.835% 2015	248,225	81,884
Malaysian Government, Series 0207, 3.814% 2017	159,605	52,412
Malaysian Government, Series 0210, 4.012% 2017	142,845	47,189
Malaysian Government, Series 2/03, 4.24% 2018	35,000	11,686
		370,591

SWEDISH KRONOR — 2.60%
Swedish Government, Series 1045, 5.25% 2011	SKr158,650	US$ 23,775
Swedish Government, Series 124, 4.00% 20122	172,000	26,022
Swedish Government, Series 126, 4.00% 20142	81,000	12,312
Swedish Government, Series 1041, 6.75% 2014	22,080	3,731
Swedish Government 4.159% 20151	95,108	16,115
Swedish Government, Series 1049, 4.50% 2015	847,020	135,926
Swedish Government, Series 1047, 5.00% 2020	114,140	19,420
Swedish Government, Series 3104, 3.50% 20281	163,563	32,516
Nordea Hypotek AB 4.00% 20122	60,000	9,096
Nordea Hypotek AB 4.00% 20142	81,000	12,292
Stadshypotek AB 6.00% 20142	81,000	13,063
		304,268

CANADIAN DOLLARS — 2.14%
Canadian Government 5.25% 2012	$ C 5,250	5,555
Canadian Government 2.00% 2014	62,180	62,179
Canadian Government 4.50% 2015	68,250	75,103
Canadian Government 4.25% 2018	11,450	12,603
Canadian Government 4.524% 20211	8,540	11,617
Canada Housing Trust 4.10% 2018	1,500	1,605
Canada Housing Trust 3.35% 2020	23,000	23,092
Province of Ontario, Series HC, 9.50% 2022	2,000	3,029
Province of Ontario 4.60% 2039	9,500	9,939
Province of Manitoba 4.25% 2018	8,500	9,048
Province De Québec 5.25% 2013	2,000	2,178
Province De Québec 9.375% 2023	2,000	3,014
Hydro One Inc. 5.49% 2040	4,000	4,404
Canadian Imperial Bank 5.00% 2012	4,000	4,211
Rogers Communications Inc. 5.80% 2016	3,500	3,855
Bank of Nova Scotia 5.04% 2013	2,000	2,128
Wells Fargo & Co. 6.05% 2012	2,000	2,127
Toronto-Dominion Bank 4.854% 2013	2,000	2,116
GE Capital Canada Funding Co., Series A, 5.29% 2012	2,000	2,104
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	1,500	2,035
Thomson Reuters Corp. 5.70% 2015	1,750	1,950
Bank of Montreal 5.18% 2015	1,750	1,914
Royal Bank of Canada 5.20% 2012	1,750	1,847
TransCanada PipeLines Ltd. 5.05% 2014	1,250	1,344
Province of New Brunswick 6.75% 2017	750	908
		249,905

MEXICAN PESOS — 2.09%
United Mexican States Government, Series M, 7.50% 2012	MXN 220,000	18,518
United Mexican States Government, Series MI10, 9.50% 2014	390,163	35,415
United Mexican States Government, Series M10, 8.00% 2015	75,000	6,489
United Mexican States Government, Series M10, 7.25% 2016	431,000	36,309
United Mexican States Government, Series M10, 7.75% 2017	1,100,400	94,919
United Mexican States Government, Series M20, 10.00% 2024	119,900	12,127
United Mexican States Government, Series M30, 10.00% 2036	281,000	28,257
United Mexican States Government 4.00% 20401	135,661	11,418
América Móvil, SAB de CV 8.46% 2036	15,000	1,125
		244,577

TURKISH LIRAS — 1.76%
Turkey (Republic of) 0% 2011	TRY55,700	35,973
Turkey (Republic of) 0% 2011	27,705	16,981
Turkey (Republic of) 10.00% 20121	77,524	56,673
Turkey (Republic of) 16.00% 2012	13,000	9,217
Turkey (Republic of) 10.00% 2013	50,500	34,804
Turkey (Republic of) 16.00% 2013	8,700	6,818
Turkey (Republic of) 11.00% 2014	19,500	13,913
Turkey (Republic of) 10.00% 2015	44,045	30,891
		205,270

ISRAELI SHEKELS — 1.31%
Israeli Government, Series 0313, 5.00% 2013	ILS166,750	48,886
Israeli Government 4.50% 2015	43,050	12,493
Israeli Government, Series 2683, 6.50% 2016	40,300	12,685
Israeli Government 5.50% 2017	263,590	79,403
		153,467

SINGAPORE DOLLARS — 0.89%
Singapore (Republic of) 3.50% 2012	$ S29,750	24,346
Singapore (Republic of) 3.75% 2016	92,010	79,231
		103,577

HUNGARIAN FORINTS — 0.82%
Hungarian Government, Series 14/C, 5.50% 2014	HUF6,789,100	30,695
Hungarian Government, Series 15/A, 8.00% 2015	3,697,320	17,900
Hungarian Government, Series 17/B, 6.75% 2017	7,252,900	32,990
Hungarian Government, Series 17/A, 6.75% 2017	2,128,500	9,554
Hungarian Government, Series 19/A, 6.50% 2019	1,000,000	4,360
		95,499

BRAZILIAN REAIS — 0.78%
Brazil (Federal Republic of) 10.00% 2012	BRL20,000	11,834
Brazil (Federal Republic of) 6.00% 20121	17,341	10,689
Brazil (Federal Republic of) 10.00% 2017	48,830	27,003
Brazil (Federal Republic of) 6.00% 20171	31,183	19,132
Brazil (Federal Republic of) Global 10.25% 2028	11,120	6,990
Brazil (Federal Republic of) 6.00% 20451	23,409	15,302
		90,950

INDONESIAN RUPIAH — 0.70%
Indonesia (Republic of), Series 23, 11.00% 2012	IDR172,690,000	20,947
Indonesia (Republic of), Series 33, 12.50% 2013	180,372,000	22,652
Indonesia (Republic of), Series 20, 14.275% 2013	27,430,000	3,683
Indonesia (Republic of), Series 51, 11.25% 2014	16,490,000	2,089
Indonesia (Republic of), Series 30, 10.75% 2016	253,107,000	32,753
		82,124

DANISH KRONER — 0.68%
Nykredit 4.00% 20352	DKr160,827	28,184
Nykredit, Series 3D, 5.00% 20382	154,594	28,446
Nykredit 4.00% 20412	36,000	6,161
Kingdom of Denmark 4.00% 2012	90,000	16,963
		79,754

EGYPTIAN POUNDS — 0.56%
Egypt (Arab Republic of) 11.50% 2011	EGP 5,865	1,034
Egypt (Arab Republic of) 9.10% 2012	82,870	14,297
Egypt (Arab Republic of) 10.35% 2012	97,500	16,742
Egypt (Arab Republic of) 11.35% 2013	31,000	5,349
Egypt (Arab Republic of) 11.55% 2013	72,700	12,250
Egypt (Arab Republic of) 12.35% 2013	70,500	12,355
Egypt (Arab Republic of) 9.20% 2014	8,925	1,535
Egypt (Arab Republic of) 11.625% 2014	12,535	2,274
		65,836

PHILIPPINE PESOS — 0.52%
Philippines (Republic of), Series 5-67, 6.25% 2014	PHP 922,000	22,243
Philippines (Republic of), Series 1051, 6.125% 2020	215,940	5,120
Philippines (Republic of), Series 1050, 7.75% 2020	1,184,440	30,808
Philippines (Republic of) 4.95% 2021	114,000	2,750
		60,921

AUSTRALIAN DOLLARS — 0.49%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A20,139	20,847
Queensland Treasury Corp., Series 17, 6.00% 2017	18,937	19,558
New South Wales Treasury Corp., Series 14, 5.50% 2014	16,862	17,235
		57,640

NORWEGIAN KRONER — 0.42%
Norwegian Government 4.25% 2017	NKr249,300	44,981
KfW 5.00% 2015	22,500	4,081
		49,062

COLOMBIAN PESOS — 0.23%
Colombia (Republic of) Global 12.00% 2015	COP16,820,000	11,715
Colombia (Republic of) Global 7.75% 2021	6,265,000	3,891
Colombia (Republic of) Global 9.85% 2027	15,821,000	11,680
		27,286

THAI BAHT — 0.21%
Thai Government, Series 33, 5.375% 2011	THB 37,000	1,260
Thai Government 5.25% 2014	656,000	23,244
		24,504

SOUTH AFRICAN RAND — 0.11%
South Africa (Republic of), Series R-207, 7.25% 2020	ZAR90,000	12,925

ARGENTINE PESOS — 0.05%
Argentina (Republic of) GDP-Linked 2035	ARS37,877	1,398
Argentina (Republic of) 1.18% 20381,2	81,520	4,401
		5,799

U.S. DOLLARS — 36.86%
U.S. Treasury 0.875% 2011	US$58,000	58,099
U.S. Treasury 0.875% 2011	46,250	46,357
U.S. Treasury 1.75% 2011	11,895	12,043
U.S. Treasury 4.625% 2011	30,000	31,273
U.S. Treasury 1.00% 2012	72,820	73,384
U.S. Treasury 2.00% 20121	21,555	22,351
U.S. Treasury 3.00% 20121	16,412	18,829
U.S. Treasury 4.875% 2012	33,500	35,183
U.S. Treasury 1.125% 2013	23,590	23,786
U.S. Treasury 2.00% 2013	11,320	11,656
U.S. Treasury 1.875% 20131	35,723	38,134
U.S. Treasury 2.75% 2013	44,000	46,259
U.S. Treasury 3.375% 2013	4,550	4,854
U.S. Treasury 3.625% 2013	4,200	4,491
U.S. Treasury 2.00% 20141	40,049	43,033
U.S. Treasury 1.375% 2015	1,450	1,409
U.S. Treasury 1.875% 20151	28,053	30,432
U.S. Treasury 2.00% 20161	10,744	11,711
U.S. Treasury 3.125% 2016	10,500	10,956
U.S. Treasury 3.25% 2016	53,250	55,794
U.S. Treasury 3.25% 2016	44,250	46,685
U.S. Treasury 5.125% 2016	42,250	48,691
U.S. Treasury 7.50% 2016	3,500	4,500
U.S. Treasury 2.375% 20171	25,993	28,370
U.S. Treasury 8.875% 2017	30,660	42,603
U.S. Treasury 1.375% 20181	12,667	13,367
U.S. Treasury 1.625% 20181	10,596	11,352
U.S. Treasury 3.125% 2019	20,740	20,963
U.S. Treasury 2.625% 2020	4,175	3,939
U.S. Treasury 2.00% 20261	21,652	23,046
U.S. Treasury 5.25% 2029	46,400	53,219
U.S. Treasury 3.375% 20321	813	1,053
U.S. Treasury 3.50% 2039	14,000	12,069
U.S. Treasury 4.50% 2039	35,250	36,218
U.S. Treasury 2.125% 20401	3,076	3,269
U.S. Treasury 3.875% 2040	43,500	40,073
U.S. Treasury 4.25% 2040	10,000	9,839
U.S. Treasury 4.625% 2040	78,500	82,262
Fannie Mae 5.00% 20172	434	463
Fannie Mae 4.00% 20242	4,612	4,759
Fannie Mae 4.00% 20242	3,297	3,401
Fannie Mae 4.00% 20242	3,203	3,305
Fannie Mae 3.50% 20252	24,995	25,233
Fannie Mae 3.50% 20252	10,000	10,095
Fannie Mae 3.50% 20252	8,000	8,076
Fannie Mae 3.50% 20252	5,000	5,048
Fannie Mae 3.50% 20252	2,785	2,812
Fannie Mae 4.00% 20252	35,638	36,852
Fannie Mae 4.00% 20252	3,740	3,858
Fannie Mae 4.50% 20252	9,442	9,923
Fannie Mae, Series 2001-4, Class GA, 9.893% 20252,3	12	14
Fannie Mae 3.50% 20262	23,250	23,417
Fannie Mae 3.50% 20262	2,900	2,928
Fannie Mae 6.00% 20262	695	765
Fannie Mae 5.50% 20342	634	681
Fannie Mae 4.50% 20352	1,532	1,579
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20362	4,300	3,592
Fannie Mae 6.00% 20362	6,613	7,197
Fannie Mae 6.00% 20362	1,996	2,177
Fannie Mae 6.00% 20362	1,917	2,088
Fannie Mae, Series 2006-49, Class PA, 6.00% 20362	1,064	1,173
Fannie Mae 5.00% 20372	1,026	1,079
Fannie Mae 6.00% 20372	18,393	20,018
Fannie Mae 6.00% 20372	8,585	9,343
Fannie Mae 6.00% 20372	4,436	4,827
Fannie Mae 6.00% 20372	2,990	3,255
Fannie Mae 6.00% 20372	1,678	1,826
Fannie Mae 6.00% 20372	1,138	1,238
Fannie Mae 6.00% 20372	1,132	1,232
Fannie Mae 6.00% 20372	785	856
Fannie Mae 6.00% 20372	586	639
Fannie Mae 6.00% 20372	503	548
Fannie Mae 6.00% 20372	435	474
Fannie Mae 6.50% 20372	2,820	3,129
Fannie Mae 6.50% 20372	1,752	1,955
Fannie Mae 6.50% 20372	530	589
Fannie Mae 5.351% 20382,3	5,294	5,553
Fannie Mae 5.50% 20382	6,631	7,125
Fannie Mae 5.50% 20382	5,058	5,434
Fannie Mae 6.00% 20382	23,395	25,461
Fannie Mae 6.00% 20382	8,215	8,914
Fannie Mae 6.00% 20382	5,154	5,622
Fannie Mae 6.00% 20382	4,216	4,588
Fannie Mae 6.00% 20382	3,561	3,876
Fannie Mae 6.00% 20382	3,467	3,762
Fannie Mae 6.00% 20382	1,016	1,106
Fannie Mae 6.50% 20382	7,143	7,928
Fannie Mae 6.50% 20382	4,012	4,452
Fannie Mae 3.577% 20392,3	2,726	2,829
Fannie Mae 3.607% 20392,3	1,907	1,982
Fannie Mae 3.779% 20392,3	1,261	1,314
Fannie Mae 3.823% 20392,3	649	680
Fannie Mae 3.847% 20392,3	849	882
Fannie Mae 3.898% 20392,3	715	743
Fannie Mae 3.941% 20392,3	936	982
Fannie Mae 3.959% 20392,3	679	708
Fannie Mae 5.00% 20392	5,851	6,156
Fannie Mae 3.50% 20402	6,000	5,738
Fannie Mae 4.00% 20402	11,598	11,553
Fannie Mae 4.00% 20402	10,000	9,961
Fannie Mae 4.50% 20402	133,838	137,547
Fannie Mae 4.50% 20402	13,686	14,065
Fannie Mae 4.50% 20402	11,380	11,695
Fannie Mae 4.50% 20402	7,072	7,268
Fannie Mae 5.00% 20402	11,633	12,240
Fannie Mae 5.00% 20402	11,217	11,802
Fannie Mae 4.00% 20412	12,400	12,338
Fannie Mae 6.50% 20472	1,779	1,949
Fannie Mae 6.50% 20472	939	1,029
Fannie Mae 6.50% 20472	544	596
Fannie Mae 7.00% 20472	713	785
Fannie Mae 6.50% 20482	3,601	3,944
Government National Mortgage Assn. 3.50% 20252	2,459	2,496
Government National Mortgage Assn. 3.50% 20252	1,982	2,012
Government National Mortgage Assn. 4.50% 20402	4,718	4,906
Government National Mortgage Assn. 4.00% 20412	73,640	74,158
Anheuser-Busch InBev NV 3.625% 2015	5,100	5,269
Anheuser-Busch InBev NV 6.875% 20194	22,850	27,284
Anheuser-Busch InBev NV 7.75% 20194	9,595	11,958
Anheuser-Busch InBev NV 5.375% 2020	5,600	6,079
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 6.20% 2019	18,700	19,387
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.30% 2039	11,000	11,198
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	4,100	4,310
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	11,200	11,846
Hungarian Government 6.25% 2020	44,875	43,567
Turkey (Republic of) 6.75% 2018	3,000	3,442
Turkey (Republic of) 7.00% 2019	3,500	4,060
Turkey (Republic of) 7.50% 2019	5,000	6,012
Turkey (Republic of) 5.625% 2021	7,160	7,482
Turkey (Republic of) 8.00% 2034	4,200	5,281
Turkey (Republic of) 6.75% 2040	15,500	16,972
ProLogis 7.625% 2014	8,000	9,028
ProLogis 6.25% 2017	324	339
ProLogis 6.625% 2018	9,180	9,761
ProLogis 7.375% 2019	13,840	15,142
ProLogis 6.875% 2020	7,870	8,370
Freddie Mac 4.00% 20252	9,865	10,165
Freddie Mac 4.00% 20252	9,796	10,077
Freddie Mac, Series 3213, Class OG, principal only, 0% 20362	4,708	4,112
Freddie Mac, Series 3292, Class BO, principal only, 0% 20372	1,319	1,144
Freddie Mac 5.466% 20382,3	5,442	5,751
Freddie Mac 6.00% 20382	2,792	3,028
Freddie Mac 6.00% 20382	2,575	2,793
Freddie Mac 6.00% 20382	1,019	1,102
Freddie Mac 6.00% 20382	576	625
Freddie Mac 3.721% 20392,3	780	813
HBOS PLC 6.75% 20184	29,305	27,478
Lloyds TSB Bank PLC 6.50% 20204	5,075	4,677
HBOS PLC 6.00% 20334	6,785	5,073
Société Générale 2.50% 20144	6,500	6,498
France Government Agency-Guaranteed, Société Finance 2.875% 20144	6,070	6,268
Société Générale 3.10% 20154	4,000	3,913
Société Générale 3.50% 20164	5,000	4,931
Société Générale 5.75% 20164	12,795	13,567
Polish Government 6.375% 2019	30,080	33,846
UBS AG 3.875% 2015	500	516
UBS AG 5.875% 2017	15,125	16,659
UBS AG 4.875% 2020	16,330	16,645
Croatian Government 6.75% 20194	21,100	22,119
Croatian Government 6.75% 2019	6,000	6,290
Croatian Government 6.625% 20204	4,725	4,887
South Africa (Republic of) 6.875% 2019	18,510	21,772
South Africa (Republic of) 5.50% 2020	10,150	10,848
Iberdrola Finance Ireland 3.80% 20144	5,760	5,739
Scottish Power PLC 5.375% 2015	12,700	13,490
Iberdrola Finance Ireland 5.00% 20194	10,750	10,326
Scottish Power PLC 5.81% 2025	2,500	2,519
Gazprom OJSC 5.092% 20154	4,675	4,815
Gazprom OJSC 9.25% 2019	11,010	13,584
Gazprom OJSC, Series 2, 8.625% 20344	1,195	1,440
Gazprom OJSC 7.288% 20374	5,900	6,165
Gazprom OJSC 7.288% 2037	4,030	4,211
Abbey National Treasury Services PLC 3.875% 20144	12,750	12,646
Santander Issuances, SA Unipersonal 5.911% 20164	1,900	1,866
Santander Issuances, SA Unipersonal 6.50% 20193,4	15,100	14,601
AXA SA 8.60% 2030	16,075	18,058
AXA SA 6.463% (undated)3,4	10,375	9,363
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	685	729
Westfield Group 7.50% 20144	1,645	1,868
Westfield Group 5.70% 20164	6,050	6,538
Westfield Group 7.125% 20184	15,510	17,868
Roche Holdings Inc. 5.00% 20144	3,000	3,288
Roche Holdings Inc. 6.00% 20194	8,270	9,620
Roche Holdings Inc. 7.00% 20394	11,040	14,009
JPMorgan Chase & Co. 2.60% 2016	11,815	11,477
JPMorgan Chase & Co. 4.25% 2020	4,815	4,712
JPMorgan Chase & Co. 4.40% 2020	10,600	10,453
CEMEX Finance LLC 9.50% 2016	9,925	10,285
CEMEX Finance LLC 9.50% 20164	2,200	2,280
CEMEX SA 9.25% 20204	12,799	12,639
Verizon Communications Inc. 3.75% 2011	6,870	6,955
Verizon Communications Inc. 5.50% 2017	1,750	1,936
Verizon Communications Inc. 8.50% 2018	5,750	7,536
Verizon Communications Inc. 6.35% 2019	2,340	2,705
Verizon Communications Inc. 5.85% 2035	5,000	5,189
Volvo Treasury AB 5.95% 20154	22,305	24,250
Veolia Environnement 5.25% 2013	5,605	6,058
Veolia Environnement 6.00% 2018	15,075	16,909
Comcast Cable Communications, Inc. 6.75% 2011	1,020	1,024
Comcast Corp. 5.30% 2014	3,000	3,270
Comcast Corp. 5.875% 2018	5,220	5,804
Comcast Corp. 6.95% 2037	5,035	5,713
Comcast Corp. 6.40% 2038	1,750	1,876
Comcast Corp. 6.40% 2040	4,250	4,571
Bermudan Government 5.603% 20204	17,550	18,284
Bermudan Government 5.603% 2020	2,185	2,276
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,805	2,901
Williams Partners L.P. 4.125% 2020	1,625	1,542
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	15,340	15,930
E.ON International Finance BV 5.80% 20184	15,090	17,076
E.ON International Finance BV 6.65% 20384	2,500	2,973
Kimco Realty Corp. 6.00% 2012	1,000	1,073
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,230	1,304
Kimco Realty Corp., Series C, 4.82% 2014	1,000	1,056
Kimco Realty Corp., Series C, 4.904% 2015	1,360	1,415
Kimco Realty Corp. 5.584% 2015	2,003	2,141
Kimco Realty Corp. 5.70% 2017	500	538
Kimco Realty Corp. 4.30% 2018	4,740	4,658
Kimco Realty Corp. 6.875% 2019	6,875	7,791
Simon Property Group, LP 6.75% 2014	4,025	4,534
Simon Property Group, LP 4.20% 2015	3,125	3,271
Simon Property Group, LP 5.25% 2016	3,990	4,310
Simon Property Group, LP 5.875% 2017	1,850	2,033
Simon Property Group, LP 10.35% 2019	4,250	5,819
Standard Chartered PLC 3.85% 20154	8,330	8,585
Standard Chartered Bank 6.40% 20174	10,000	10,715
Citigroup Inc. 4.587% 2015	6,925	7,227
Citigroup Inc. 4.75% 2015	11,250	11,791
Developers Diversified Realty Corp. 5.375% 2012	3,950	4,066
Developers Diversified Realty Corp. 5.50% 2015	3,023	3,113
Developers Diversified Realty Corp. 9.625% 2016	880	1,045
Developers Diversified Realty Corp. 7.50% 2017	5,000	5,592
Developers Diversified Realty Corp. 7.875% 2020	4,580	5,138
Enbridge Energy Partners, LP, Series B, 6.50% 2018	10,445	11,953
Enbridge Energy Partners, LP 9.875% 2019	3,250	4,280
Enbridge Energy Partners, LP 5.20% 2020	2,210	2,321
HSBC Bank PLC 3.50% 20154	8,750	8,979
HSBC Finance Corp. 0.726% 20163	9,900	9,125
Ras Laffan Liquefied Natural Gas III 5.50% 20144	5,300	5,735
Ras Laffan Liquefied Natural Gas II 5.298% 20202,4	3,826	4,044
Ras Laffan Liquefied Natural Gas III 5.838% 20272,4	8,000	8,290
ERP Operating LP 5.25% 2014	3,000	3,274
ERP Operating LP 6.584% 2015	1,085	1,238
ERP Operating LP 4.75% 2020	12,450	12,572
Volkswagen International Finance NV 1.625% 20134	8,100	8,101
Volkswagen International Finance NV 4.00% 20204	8,950	8,825
Banco de Crédito del Perú 5.375% 20204	17,000	16,830
Argentina (Republic of) 7.00% 2015	14,100	13,319
Argentina (Republic of) GDP-Linked 2035	21,000	3,286
VEB Finance Ltd. 6.902% 20204	10,945	11,492
VEB Finance Ltd. 6.80% 20254	5,000	5,012
Macy’s Retail Holdings, Inc. 8.375% 20153	9,530	11,198
Federated Department Stores, Inc. 7.45% 2017	1,744	1,927
Federated Department Stores, Inc. 6.79% 2027	1,220	1,165
Federated Department Stores, Inc. 6.90% 2029	1,360	1,343
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 20342	1,106	1,125
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 20352	768	778
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 20362	1,371	1,411
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 20372	2,300	2,323
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 20392	500	505
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 20392	7,165	7,473
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.659% 20392,3	1,905	2,004
Korea Development Bank 5.30% 2013	5,500	5,809
Korea Development Bank 8.00% 2014	8,250	9,433
Morgan Stanley, Series F, 6.625% 2018	13,950	15,154
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	2,125	2,328
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	7,750	8,147
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	4,490
Petrobras International 5.75% 2020	7,470	7,788
Petrobras International 6.875% 2040	6,760	7,135
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20164	5,500	5,796
Abu Dhabi National Energy Co. PJSC (TAQA) 7.25% 20184	8,000	8,926
Goldman Sachs Group, Inc. 3.70% 2015	3,410	3,478
Goldman Sachs Group, Inc. 6.15% 2018	5,590	6,165
Goldman Sachs Group, Inc. 7.50% 2019	3,990	4,682
Enel Finance International SA 3.875% 20144	13,805	14,050
British American Tobacco International Finance PLC 9.50% 20184	10,485	13,818
Niagara Mohawk Power 3.553% 20144	1,340	1,394
National Grid PLC 6.30% 2016	10,575	12,087
CIT Group Inc., Series A, 7.00% 2013	2,450	2,505
CIT Group Inc., Series A, 7.00% 2014	1,000	1,012
CIT Group Inc., Series A, 7.00% 2015	6,475	6,507
CIT Group Inc., Series A, 7.00% 2016	2,400	2,415
CIT Group Inc., Series A, 7.00% 2017	1,000	1,005
BBVA Bancomer SA 7.25% 20204	12,660	13,423
First Data Corp., Term Loan B2, 3.011% 20142,3,5	4,499	4,169
First Data Corp. 9.875% 2015	273	260
First Data Corp. 9.875% 2015	72	69
First Data Corp. 10.55% 20156	105	97
First Data Corp. 8.875% 20204	1,000	1,060
First Data Corp. 8.25% 20214	2,002	1,932
First Data Corp. 12.625% 20214	4,011	3,851
First Data Corp. 8.75% 20223,4,6	2,006	1,951
Enersis SA 7.375% 2014	11,935	13,209
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20382,3	2,470	2,532
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.656% 20392,3	3,770	3,884
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412,3	4,825	5,081
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432,3	1,655	1,704
Vodafone Group PLC, Term Loan, 6.875% 20152,5,6,7	2,850	2,921
Vodafone Group PLC 5.625% 2017	9,100	10,172
Kraft Foods Inc. 2.625% 2013	3,875	3,987
Kraft Foods Inc. 6.125% 2018	5,975	6,835
Kraft Foods Inc. 5.375% 2020	2,075	2,237
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	6,500	6,734
Bank of America Corp. 5.75% 2017	1,020	1,063
Bank of America Corp. 5.875% 2021	4,575	4,742
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,911
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,721
TransCanada PipeLines Ltd. 7.625% 2039	2,000	2,595
Israeli Government 5.125% 2019	11,000	11,829
Kroger Co. 7.50% 2014	5,250	6,057
Kroger Co. 6.40% 2017	2,000	2,299
Kroger Co. 6.80% 2018	1,000	1,167
The Kroger Co. 7.00% 2018	1,800	2,057
Progress Energy, Inc. 6.05% 2014	5,000	5,557
Progress Energy, Inc. 7.05% 2019	5,000	5,942
Telecom Italia Capital SA 6.999% 2018	2,000	2,121
Telecom Italia Capital SA 6.375% 2033	3,833	3,299
Telecom Italia Capital SA 7.721% 2038	5,917	5,880
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	8,500	11,010
Time Warner Cable Inc. 6.75% 2018	3,985	4,652
Time Warner Cable Inc. 5.00% 2020	6,000	6,186
Neiman Marcus Group, Inc. 9.00% 20153,6	6,331	6,663
Neiman Marcus Group, Inc. 10.375% 2015	3,925	4,165
State of Qatar 9.75% 2030	7,250	10,802
Indonesia (Republic of) 6.875% 2018	5,450	6,376
Indonesia (Republic of) 6.625% 20374	4,000	4,400
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	10,518
Toys “R” Us, Inc. 7.625% 2011	1,705	1,760
Toys “R” Us-Delaware, Inc. 7.375% 20164	2,000	2,110
Toys “R” Us Property Co. II, LLC 8.50% 2017	3,800	4,104
Toys “R” Us Property Co. I, LLC 10.75% 2017	500	572
Toys “R” Us, Inc. 7.375% 2018	2,000	1,970
Boston Scientific Corp. 6.25% 2015	6,585	6,992
Boston Scientific Corp. 5.125% 2017	3,060	3,058
Boston Scientific Corp. 7.00% 2035	350	352
CMC Energy Corp. 6.55% 2017	2,450	2,617
CMS Energy Corp. 5.05% 2018	3,000	2,981
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,650	3,044
CMS Energy Corp. 8.75% 2019	600	709
CMS Energy Corp. 6.25% 2020	1,000	1,026
J.C. Penney Co., Inc., Series A, 6.875% 2015	8,475	8,962
J.C. Penney Co., Inc. 7.65% 2016	1,000	1,092
Shell International Finance BV 4.00% 2014	9,340	9,946
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.222% 20442,3	5,055	5,446
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 20482	4,125	4,435
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	3,000	3,080
Regions Financial Corp. 4.875% 2013	175	171
Regions Financial Corp. 7.75% 2014	5,289	5,505
Regions Bank 7.50% 2018	1,050	1,083
Ford Motor Credit Co. 7.80% 2012	1,000	1,063
Ford Motor Credit Co. 8.70% 2014	500	564
Ford Motor Credit Co. 5.625% 2015	2,000	2,073
Ford Motor Credit Co. 8.00% 2016	5,450	6,097
United Mexican States Government Global 6.375% 2013	151	166
United Mexican States Government Global 5.95% 2019	8,020	8,982
United Mexican States Government Global 6.05% 2040	520	534
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	3,205	3,381
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	5,525	6,119
Nextel Communications, Inc., Series E, 6.875% 2013	375	378
Nextel Communications, Inc., Series F, 5.95% 2014	7,895	7,796
Nextel Communications, Inc., Series D, 7.375% 2015	650	654
Sprint Capital Corp. 8.75% 2032	500	507
HCA Inc. 6.375% 2015	6,250	6,172
HCA Inc. 9.25% 2016	1,490	1,593
HCA Inc. 7.75% 20214	1,500	1,504
International Paper Co. 7.95% 2018	1,800	2,145
International Paper Co. 9.375% 2019	150	193
International Paper Co. 7.50% 2021	2,335	2,763
International Paper Co. 7.30% 2039	3,500	4,001
UniCredito Italiano SpA 6.00% 20174	2,250	2,203
HVB Funding Trust I 8.741% 20314	6,845	6,845
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 20372	2,422	2,477
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.883% 20382,3	3,785	4,135
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 20392	2,250	2,374
Univision Communications Inc. 12.00% 20144	2,550	2,805
Univision Communications Inc. 10.50% 20153,4,6	3,323	3,490
Univision Communications Inc., Term Loan, 4.511% 20172,3,5	688	656
Univision Communications Inc. 8.50% 20214	1,800	1,831
AES Corp. 7.75% 2015	3,275	3,512
AES Corp. 8.00% 2017	2,500	2,656
AES Corp. 8.00% 2020	2,440	2,599
Tennessee Valley Authority 5.25% 2039	8,250	8,717
Hanesbrands Inc., Series B, 3.831% 20143	3,405	3,401
Hanesbrands Inc. 8.00% 2016	4,850	5,226
Colbun SA 6.00% 20204	8,150	8,506
CVS Caremark Corp. 5.789% 20262,4	996	1,004
CVS Caremark Corp. 6.943% 20302	6,636	7,234
SUPERVALU INC. 8.00% 2016	2,225	2,142
Albertson’s, Inc. 7.45% 2029	3,000	2,265
Albertson’s, Inc. 8.00% 2031	4,950	3,737
News America Inc. 6.90% 2019	6,750	8,100
Federal Home Loan Bank, Series 467, 5.25% 2014	7,125	8,062
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.764% 20142,3,5	5,000	3,878
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	3,780	2,136
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	3,480	1,984
Michaels Stores, Inc. 0%/13.00% 20168	1,950	1,940
Michaels Stores, Inc. 11.375% 2016	4,700	5,146
Michaels Stores, Inc. 7.75% 20184	900	902
Electricité de France SA 5.50% 20144	2,350	2,581
Electricité de France SA 4.60% 20204	2,200	2,278
Electricité de France SA 6.95% 20394	2,625	3,117
Kinder Morgan Energy Partners LP 6.85% 2020	6,910	7,931
McDonald’s Corp. 3.50% 2020	8,005	7,737
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20144	475	533
Charter Communications, Inc. 13.50% 2016	1,137	1,361
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	3,000	3,060
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	1,425	1,482
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	1,075	1,137
TransDigm Inc. 7.75% 20184	7,200	7,488
Wind Acquisition SA 11.75% 20174	4,750	5,379
Wind Acquisition SA 7.25% 20184	2,050	2,091
Mandalay Resort Group 6.375% 2011	275	278
MGM Resorts International 5.875% 2014	2,250	2,087
MGM Resorts International 6.625% 2015	100	92
MGM Resorts International 7.50% 2016	1,500	1,410
MGM Resorts International 9.00% 20204	3,250	3,591
United Air Lines, Inc., Term Loan B, 2.313% 20142,3,5	2,958	2,865
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	1,156	1,232
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	261	278
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20212	360	362
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	2,429	2,719
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20154	4,800	5,196
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20154	1,250	1,353
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	800	830
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20212,4	7,000	7,315
Ally Financial Inc. 7.50% 2013	167	181
Ally Financial Inc. 6.75% 2014	5,000	5,244
Ally Financial Inc. 8.30% 2015	500	551
Ally Financial Inc. 8.00% 2020	1,100	1,205
US Investigations Services, Inc., Term Loan B, 3.054% 20152,3,5	1,697	1,618
US Investigations Services, Inc., Term Loan B, 7.75% 20152,3,5	2,502	2,534
US Investigations Services, Inc. 10.50% 20154	1,900	1,959
US Investigations Services, Inc. 11.75% 20164	1,035	1,062
Dominican Republic 7.50% 20212,4	6,500	7,036
Reliance Holdings Ltd. 6.25% 20404	7,000	7,023
American Tower Corp. 7.00% 2017	6,150	6,944
Chilean Government 3.875% 2020	7,000	6,908
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,750	6,902
Deutsche Telekom International Finance BV 5.875% 2013	6,230	6,866
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20168	1,830	1,931
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	1,085	1,259
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 20184	3,500	3,640
AMC Entertainment Inc. 8.00% 2014	2,725	2,766
AMC Entertainment Inc. 8.75% 2019	375	402
AMC Entertainment Inc. 9.75% 20204	3,500	3,658
Wal-Mart Stores, Inc. 3.25% 2020	2,135	2,011
Wal-Mart Stores, Inc. 4.875% 2040	5,000	4,782
Freescale Semiconductor, Inc. 9.125% 20143,6	1,615	1,696
Freescale Semiconductor, Inc. 10.125% 2016	825	872
Freescale Semiconductor, Inc. 9.25% 20184	3,800	4,199
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	965	984
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	5,160	5,212
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	500	504
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.872% 20452,3	4,720	5,150
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.742% 20492,3	1,385	1,474
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20144	6,365	6,620
Virgin Media Finance PLC 9.125% 2016	1,000	1,070
Virgin Media Finance PLC, Series 1, 9.50% 2016	3,400	3,859
Virgin Media Secured Finance PLC 6.50% 2018	1,500	1,586
Biogen Idec Inc. 6.00% 2013	6,000	6,484
Gabonese Republic 8.20% 20174	5,500	6,463
Frontier Communications Corp. 7.875% 2015	1,500	1,646
Frontier Communications Corp. 8.25% 2017	2,550	2,811
Frontier Communications Corp. 8.50% 2020	1,775	1,948
Host Marriott, LP, Series K, 7.125% 2013	172	175
Host Marriott, LP, Series O, 6.375% 2015	500	510
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	2,000	2,053
Host Hotels & Resorts LP 9.00% 2017	2,075	2,314
Host Hotels & Resorts LP 6.00% 20204	1,350	1,337
Hospitality Properties Trust 6.70% 2018	6,055	6,357
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 20362	2,231	2,238
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 20462	3,790	4,072
Cinemark USA, Inc. 8.625% 2019	5,750	6,253
Norfolk Southern Corp. 5.75% 2016	5,515	6,204
RBS Global, Inc. and Rexnord LLC 11.75% 2016	900	970
RBS Global, Inc. and Rexnord LLC 8.50% 2018	4,875	5,204
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.203% 20142,3,5	81	71
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.303% 20142,3,5	1,349	1,186
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20142,3,5	2,581	2,589
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,225	916
Hawker Beechcraft Acquisition Co., LLC 8.875% 20153,6	1,815	1,384
International Lease Finance Corp., Series Q, 5.45% 2011	980	987
International Lease Finance Corp., Series Q, 5.75% 2011	1,470	1,485
International Lease Finance Corp. 5.00% 2012	975	986
International Lease Finance Corp., Series R, 5.30% 2012	990	1,006
International Lease Finance Corp., Series R, 5.35% 2012	585	593
International Lease Finance Corp., Series R, 6.375% 2013	1,000	1,030
Safeway Inc. 6.25% 2014	2,625	2,918
Safeway Inc. 3.95% 2020	3,270	3,103
Realogy Corp., Term Loan B, 3.286% 20132,3,5	209	197
Realogy Corp., Letter of Credit, 3.297% 20132,3,5	28	27
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,5	5,250	5,765
Dow Chemical Co. 8.55% 2019	4,750	5,962
Corporación Andina de Fomento 5.75% 2017	5,025	5,303
Corporación Andina de Fomento 8.125% 2019	550	650
Boyd Gaming Corp. 6.75% 2014	3,025	2,987
Boyd Gaming Corp. 7.125% 2016	2,175	1,963
Boyd Gaming Corp. 9.125% 20184	1,000	993
ARAMARK Corp., Letter of Credit, 2.136% 20142,3,5	1	1
ARAMARK Corp., Term Loan B, 2.178% 20142,3,5	15	15
ARAMARK Corp. 3.787% 20153	2,675	2,628
ARAMARK Corp. 8.50% 2015	3,100	3,255
ARAMARK Corp., Letter of Credit, 3.361% 20162,3,5	2	2
ARAMARK Corp., Term Loan B, 3.553% 20162,3,5	34	34
Pfizer Inc 4.45% 2012	2,250	2,348
Pfizer Inc 6.20% 2019	2,500	2,933
Pfizer Inc 7.20% 2039	500	649
Intergen Power 9.00% 20174	5,525	5,884
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,583
Brandywine Operating Partnership, LP 7.50% 2015	3,000	3,282
Wells Fargo & Co. 5.625% 2017	5,250	5,821
Union Pacific Corp. 5.70% 2018	3,200	3,598
Union Pacific Corp. 6.15% 2037	1,990	2,176
Liberty Mutual Group Inc. 6.50% 20354	535	475
Liberty Mutual Group Inc. 7.50% 20364	1,815	1,810
Liberty Mutual Group Inc., Series A, 7.80% 20873,4	3,500	3,483
Rockies Express Pipeline LLC 6.85% 20184	5,400	5,767
Georgia Gulf Corp. 9.00% 20174	5,275	5,750
SunGard Data Systems Inc. 4.875% 2014	1,000	1,005
SunGard Data Systems Inc. 10.625% 2015	2,000	2,215
SunGard Data Systems Inc. 7.375% 20184	2,500	2,525
Tesco PLC 5.50% 20174	4,950	5,530
United Technologies Corp. 5.70% 2040	5,000	5,471
Allison Transmission Holdings, Inc. 11.00% 20154	3,500	3,833
Allison Transmission Holdings, Inc. 11.25% 20153,4,6	1,488	1,629
Edison Mission Energy 7.50% 2013	155	153
Midwest Generation, LLC, Series B, 8.56% 20162	2,301	2,330
Edison Mission Energy 7.20% 2019	3,175	2,469
Edison Mission Energy 7.625% 2027	650	473
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	5,300	5,411
Nortek, Inc. 11.00% 2013	2,100	2,247
Nortek Inc. 10.00% 20184	3,050	3,164
France Télécom 4.375% 2014	1,390	1,486
France Télécom 2.125% 2015	4,020	3,918
Zions Bancorporation 5.65% 2014	3,375	3,371
Zions Bancorporation 7.75% 2014	1,239	1,293
Zions Bancorporation 6.00% 2015	650	643
NRG Energy, Inc. 7.25% 2014	2,665	2,725
NRG Energy, Inc. 7.375% 2016	725	745
NRG Energy, Inc. 7.375% 2017	1,775	1,833
Marks and Spencer Group PLC 6.25% 20174	4,500	4,792
Marks and Spencer Group PLC 7.125% 20374	500	500
Nalco Co. 8.25% 2017	2,000	2,178
Nalco Co. 6.625% 20194	3,000	3,083
Banco Mercantil del Norte, SA 6.135% 20163,4	1,500	1,549
Banco Mercantil del Norte, SA 6.862% 20213,4	3,500	3,537
Target Corp. 6.00% 2018	4,375	5,072
Burlington Coat Factory Warehouse Corp. 11.125% 2014	4,835	5,016
Venezuela (Republic of) 9.25% 2027	2,315	1,736
Venezuela (Republic of) 9.25% 2028	780	530
Venezuela (Republic of) 9.375% 2034	4,025	2,747
Cricket Communications, Inc. 10.00% 2015	1,325	1,426
Cricket Communications, Inc. 7.75% 2016	3,425	3,571
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	4,655	4,968
CSC Holdings, Inc. 8.50% 2014	4,500	4,967
Esterline Technologies Corp. 6.625% 2017	2,800	2,842
Esterline Technologies Corp. 7.00% 20204	2,000	2,070
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	4,500	4,894
Ashtead Group PLC 8.625% 20154	1,915	1,994
Ashtead Capital, Inc. 9.00% 20164	2,750	2,881
Owens-Brockway Glass Container Inc. 7.375% 2016	4,525	4,830
Petroplus Finance Ltd. 6.75% 20144	1,650	1,526
Petroplus Finance Ltd. 7.00% 20174	2,850	2,537
Petroplus Finance Ltd. 9.375% 20194	800	744
Limited Brands, Inc. 7.00% 2020	1,500	1,590
Limited Brands, Inc. 7.60% 2037	3,225	3,177
Russian Federation 7.50% 20302	4,099	4,755
PTS Acquisition Corp. 9.50% 20153,6	4,636	4,705
Constellation Brands, Inc. 7.25% 2017	4,410	4,691
Cardinal Health, Inc. 4.625% 2020	4,680	4,679
VWR Funding, Inc., Series B, 10.25% 20153,6	4,434	4,678
NBC Universal, Inc. 5.15% 20204	4,500	4,673
Voto-Votorantim Ltd 6.75% 20214	4,450	4,673
Teekay Corp. 8.50% 2020	4,250	4,648
Continental Resources Inc. 8.25% 2019	725	808
Continental Resources Inc. 7.375% 2020	425	453
Continental Resources Inc. 7.125% 20214	3,200	3,376
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20124	4,500	4,618
Smithfield Foods, Inc. 10.00% 20144	3,000	3,473
Smithfield Foods, Inc. 7.75% 2017	1,075	1,123
Rio Tinto Finance (USA) Ltd. 8.95% 2014	1,835	2,223
Rio Tinto Finance (USA) Ltd. 9.00% 2019	1,750	2,354
NV Energy, Inc 6.25% 2020	4,500	4,545
Tower Automotive Holdings 10.625% 20174	4,204	4,540
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 20162	4,250	4,528
CEVA Group PLC 11.625% 20164	2,775	3,059
CEVA Group PLC 11.50% 20184	1,350	1,465
Coventry Health Care, Inc. 6.125% 2015	2,000	2,084
Coventry Health Care, Inc. 5.95% 2017	2,340	2,382
Denbury Resources Inc. 9.75% 2016	1,750	1,960
Denbury Resources Inc. 8.25% 2020	2,292	2,498
Overseas Shipholding Group, Inc. 8.125% 2018	4,325	4,357
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,650	1,848
PSEG Power LLC 8.625% 2031	1,945	2,505
GlaxoSmithKline Capital Inc. 4.85% 2013	4,000	4,346
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.728% (undated)2,3	4,000	4,335
NXP BV and NXP Funding LLC 3.039% 20133	1,075	1,063
NXP BV and NXP Funding LLC 9.50% 2015	1,970	2,113
NXP BV and NXP Funding LLC 9.75% 20184	1,000	1,130
Lockheed Martin Corp. 4.25% 2019	4,225	4,303
Royal Caribbean Cruises Ltd. 6.875% 2013	1,000	1,065
Royal Caribbean Cruises Ltd. 11.875% 2015	2,575	3,193
Ingles Markets, Inc. 8.875% 2017	3,950	4,246
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	4,100	4,233
Bon-Ton Department Stores, Inc. 10.25% 2014	4,125	4,228
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20432,3	2,575	2,762
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 20452	1,375	1,466
CHS/Community Health Systems, Inc. 8.875% 2015	4,000	4,210
Associated Materials, LLC 9.125% 20174	4,000	4,190
Stater Bros. Holdings Inc. 7.75% 2015	4,025	4,156
Chevron Corp. 4.95% 2019	3,700	4,154
PETCO Animal Supplies, Inc., Term Loan B, 6.00% 20172,3,5	2,000	2,005
PETCO Animal Supplies, Inc. 9.25% 20184	2,000	2,118
FMG Resources 7.00% 20154	4,000	4,120
Accellent Inc. 8.375% 2017	4,000	4,120
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,000	4,092
Sunoco, Inc. 5.75% 2017	3,900	4,078
C&S Group Enterprises LLC 8.375% 20174	4,155	3,989
Abbott Laboratories 5.875% 2016	3,435	3,970
LightSquared, Term Loan B, 12.00% 20142,5,6	4,300	3,969
Staples, Inc. 9.75% 2014	3,250	3,941
Concho Resources Inc. 8.625% 2017	1,250	1,369
Concho Resources Inc. 7.00% 2021	2,500	2,569
SBC Communications Inc. 5.625% 2016	1,500	1,684
AT&T Inc. 5.50% 2018	2,000	2,225
Crown Castle International Corp. 9.00% 2015	2,525	2,803
Crown Castle International Corp. 7.75% 20174	500	549
Crown Castle International Corp. 7.125% 2019	500	531
Development Bank of Singapore Ltd. 7.125% 20114	3,800	3,876
CoBank ACB 7.875% 20184	430	479
CoBank ACB 0.902% 20223,4	4,275	3,390
Devon Energy Corp. 6.30% 2019	3,280	3,866
Egypt (Arab Republic of) 5.75% 20204	1,675	1,734
Egypt (Arab Republic of) 6.875% 20404	2,000	2,120
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	3,500	3,850
Schering-Plough Corp. 6.00% 2017	3,275	3,833
Navios Maritime Acquisition Corp. 8.625% 20174	3,700	3,802
Orascom Telecom 7.875% 20144	3,980	3,761
Cervecería Nacional Dominicana, C. por A. 16.00% 20124	122,949	2,875
Cervecería Nacional Dominicana, C. por A. 16.00% 20124	37,704	882
POSCO 4.25% 20204	3,945	3,753
South Korean Government 5.75% 2014	3,400	3,720
DAE Aviation Holdings, Inc. 11.25% 20154	3,533	3,674
Unum Group 5.625% 2020	3,600	3,620
RailAmerica, Inc. 9.25% 2017	3,266	3,605
Barclays Bank PLC 5.125% 2020	3,500	3,581
Digicel Group Ltd. 12.00% 2014	300	351
Digicel Group Ltd. 12.00% 20144	200	234
Digicel Group Ltd. 8.875% 20154	2,000	2,030
Digicel Group Ltd. 10.50% 20184	850	939
MacDermid 9.50% 20174	3,350	3,551
Medco Health Solutions, Inc. 2.75% 2015	3,535	3,511
Public Service Co. of Colorado 3.20% 2020	3,675	3,472
Rouse Co. 5.375% 2013	1,500	1,513
Rouse Co. 6.75% 20134	1,875	1,952
Development Bank of Kazakhstan 5.50% 20154	3,420	3,463
Kansas City Southern Railway Co. 13.00% 2013	520	621
Kansas City Southern Railway Co. 8.00% 2015	2,625	2,835
Fox Acquisition LLC, Term Loan B, 7.50% 20152,3,5	2,068	2,059
Fox Acquisition LLC 13.375% 20164	1,225	1,348
Telefónica Emisiones, SAU 5.134% 2020	3,525	3,400
Tenet Healthcare Corp. 7.375% 2013	2,185	2,251
Tenet Healthcare Corp. 9.25% 2015	1,055	1,129
LBI Escrow Corp 8.00% 20174	3,037	3,367
Burlington Northern Santa Fe Corp. 5.75% 2018	1,160	1,309
Burlington Northern Santa Fe Corp. 4.70% 2019	1,960	2,052
ACE INA Holdings Inc. 5.875% 2014	1,510	1,694
ACE INA Holdings Inc. 2.60% 2015	1,625	1,602
Bausch & Lomb Inc. 9.875% 2015	3,050	3,279
SLM Corp., Series A, 0.728% 20113	1,250	1,233
SLM Corp., Series A, 5.45% 2011	2,000	2,018
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372,4	3,000	3,219
Thomson Reuters Corp. 5.95% 2013	1,750	1,944
Thomson Reuters Corp. 6.50% 2018	1,085	1,267
Energy Transfer Partners, LP 7.50% 2020	3,050	3,157
Quintiles Transnational 9.50% 20143,4,6	3,030	3,113
H&E Equipment Services, Inc. 8.375% 2016	3,000	3,075
Forest Oil Corp. 7.25% 2019	3,000	3,060
NASDAQ OMX Group, Inc. 5.25% 2018	3,000	3,031
Williams Companies, Inc. 7.875% 2021	1,315	1,555
Williams Companies, Inc. 8.75% 2032	1,200	1,472
Gymboree, Term Loan B, 5.50% 20172,3,5	3,000	3,021
Serena Software, Inc. 10.375% 2016	2,936	3,017
ConvaTec Healthcare 10.50% 20184	2,905	2,959
Paribas, New York Branch 6.95% 2013	550	618
BNP Paribas 5.125% 20154	2,155	2,286
Mohegan Tribal Gaming Authority 7.125% 2014	4,500	2,858
Koninklijke Philips Electronics NV 5.75% 2018	2,500	2,807
Lehman Brothers Holdings Inc., Series I, 6.875% 20189	11,100	2,803
UDR, Inc., Series A, 5.25% 2015	2,680	2,801
Advanced Micro Devices, Inc. 8.125% 2017	2,625	2,796
StatoilHydro ASA 5.25% 2019	2,500	2,789
Interactive Data Corp. 10.25% 20184	2,475	2,723
Delhaize Group 6.50% 2017	500	568
Delhaize Group 5.70% 20404	2,129	2,034
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	2,500	2,599
Synovus Financial Corp. 5.125% 2017	3,056	2,544
Northwest Airlines, Inc., Term Loan B, 3.81% 20132,3,5	300	286
Delta Air Lines, Inc. 9.50% 20144	1,213	1,327
Northwest Airlines, Inc., Term Loan A, 2.06% 20182,3,5	999	889
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 20232	2,225	2,482
AOL Time Warner Inc. 7.625% 2031	1,995	2,432
Seneca Gaming Corp. 8.25% 20184	2,400	2,418
Dollar General Corp. 11.875% 20173,6	2,059	2,399
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,075	2,298
PETRONAS Capital Ltd. 7.00% 20124	2,050	2,206
Express Scripts Inc. 5.25% 2012	2,080	2,196
AES Panamá, SA 6.35% 20164	2,000	2,150
New York Life Global Funding 4.65% 20134	1,940	2,087
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,000	2,049
Charles Schwab Corp., Series A, 6.375% 2017	1,775	2,006
HSBK (Europe) BV 7.25% 20174	1,865	1,902
Rockwood Specialties Group, Inc. 7.50% 2014	1,825	1,880
Banque Centrale de Tunisie 7.375% 2012	1,750	1,877
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,713
Alabama Power Co., Series 2008-B, 5.80% 2013	1,500	1,681
TNK-BP Finance SA 7.50% 20164	1,500	1,671
JSC BTA Bank 10.75%/12.50% 20182,4,8	1,165	1,262
JSC BTA Bank 0% 20204	2,406	196
JSC BTA Bank 7.20% 20252,4	264	191
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 20152	1,500	1,620
Colombia (Republic of) Global 10.375% 2033	484	728
Colombia (Republic of) Global 7.375% 2037	715	851
ANZ National (International) Ltd. 3.125% 20154	1,500	1,494
Kohl’s Corp. 6.25% 2017	1,000	1,155
Kohl’s Corp. 6.00% 2033	270	276
Husky Energy Inc. 5.90% 2014	1,300	1,430
CNA Financial Corp. 7.35% 2019	1,200	1,318
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20282	1,125	1,248
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.191% 20422,3	1,147	1,189
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 20382	1,100	1,143
Ghana (Republic of) 8.50% 2017	1,000	1,135
Canadian National Railway Co. 4.95% 2014	1,000	1,088
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.335% 20442,3	1,000	1,078
General Electric Co. 5.00% 2013	1,000	1,070
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 20142	1,017	1,066
Home Depot, Inc. 5.875% 2036	1,000	1,044
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 20382	1,000	1,027
Tyson Foods, Inc. 7.35% 20163	835	920
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	750	725
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20132	550	569
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20192	153	148
Royal Bank of Scotland Group PLC 6.99% (undated)3,4	900	698
Jackson National Life Global 5.375% 20134	560	601
Atlas Copco AB 5.60% 20174	500	539
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 20202	455	463
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20112,4	345	355
Local T.V. Finance LLC, Term Loan B, 2.31% 20132,3,5	275	262
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 20312	243	235
Iraq (Republic of) 5.80% 20282,4	250	231
Hawaiian Telcom, Inc. 9.00% 20152,3,5,6	215	217
		4,312,624

Total bonds & notes (cost: $10,594,314,000)		11,018,466

		Value
Preferred securities — 0.23%	Shares	(000)

U.S. DOLLARS — 0.19%
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares3,4	8,800,000	US$ 8,932
BNP Paribas 7.195%3,4	5,200,000	5,018
RBS Capital Trust II 6.425% noncumulative trust3,10	6,475,000	4,290
HVB Funding Trust III 9.00% 20314	1,810,000	1,810
Lloyds Banking Group PLC 6.657% preference shares3,4,10	2,515,000	1,760
QBE Capital Funding II LP 6.797%3,4	750,000	654
		22,464

MISCELLANEOUS — 0.04%
Other preferred securities in initial period of acquisition		4,846

Total preferred securities (cost: $25,659,000)		27,310

Common stocks — 0.02%

U.S. DOLLARS — 0.02%
Cooper-Standard Holdings Inc.4,10	33,712	1,517
Cooper-Standard Holdings Inc.4,10	6,810	306
Atrium Corp.7,10,11	191	17
		1,840

MISCELLANEOUS — 0.00%
Other common stocks in initial period of acquisition		201

Total common stocks (cost: $1,414,000)		2,041

Warrants — 0.00%

U.S. DOLLARS — 0.00%
Cooper-Standard Holdings Inc., warrants, expire 20174,10	2,837	74

MISCELLANEOUS — 0.00%
Other warrants in initial period of acquisition		19

Total warrants (cost: $1,196,000)		93

	Principal amount
Short-term securities — 5.01%	(000)

International Bank for Reconstruction and Development 0.19%–0.20% due 2/23–4/6/2011	US$127,760	127,719
Commonwealth Bank of Australia 0.25% due 2/14/20114	100,000	99,966
National Australia Funding (Delaware) Inc. 0.24%–0.245% due 1/12–4/1/20114	82,270	82,235
Norwegian Government 0% due 2011	NKr470,000	80,253
Bank of Nova Scotia 0.09%–0.24% due 1/3–1/6/2011	US$65,100	65,099
Fannie Mae 0.21%–0.24% due 1/5–4/25/2011	55,455	55,429
U.S. Treasury Bill 0.185% due 5/19/2011	35,700	35,680
Electricité de France 0.26% due 2/25/20114	21,300	21,290
Freddie Mac 0.19% due 1/18/2011	7,360	7,359
Egypt (Arab Republic of), Series 364, 0% due 2011	EGP33,775	5,673
Turkey (Republic of) 0% due 2011	TRY8,750	5,480

Total short-term securities (cost: $580,926,000)		586,183

Total investment securities (cost: $11,203,509,000)		US$11,634,093
Other assets less liabilities		64,788

Net assets		US$11,698,881

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Index-linked bond whose principal amount moves with a government retail price index.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3Coupon rate may change periodically.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,055,747,000, which represented 9.02% of the net assets of the fund.

5Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $41,236,000, which represented .35% of the net assets of the fund.

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,957,000, which represented .03% of the net assets of the fund.

8Step bond; coupon rate will increase at a later date.
9Scheduled interest and/or principal payment was not received.
10Security did not produce income during the last 12 months.

11Acquired in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/30/2010 at a cost of $17,000) may be subject to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. To reduce these risks, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party can not meet their contractual obligations.

As of December 31, 2010, the fund had open forward currency contracts to purchase or sell currencies, as shown on the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					(amounts in thousands)
						Unrealized
			Contract amount			appreciation at
	Settlement date	Counterparty	Receive		Deliver	12/31/2010

Purchases:
Australian dollars	1/13/2011	UBS AG	$	A35,619	$34,930	US$ 1,439
Australian dollars	1/14/2011	JPMorgan Chase	$	A47,783	$47,000	1,782
Japanese yen	1/11/2011	JPMorgan Chase		¥2,001,223	$23,995	656
Japanese yen	1/13/2011	Bank of New York Mellon		¥3,637,450	$43,510	1,298
Japanese yen	1/14/2011	Bank of New York Mellon		¥9,040,000	$108,439	2,923
Japanese yen	1/18/2011	HSBC Bank		¥8,284,500	$98,391	3,669
Japanese yen	1/20/2011	Barclays Bank PLC		¥3,894,284	$46,575	1,402
Japanese yen	1/31/2011	JPMorgan Chase		¥2,166,102	$26,164	525
Norwegian kroner	1/6/2011	JPMorgan Chase	NKr116,488		$19,121	838
Singapore dollars	1/12/2011	HSBC Bank	$	S61,174	$47,000	668
						US$15,200

					unaudited

				(amounts in thousands)
					Unrealized appreciation
			Contract amount		(depreciation) at
	Settlement date	Counterparty	Receive	Deliver	12/31/2010

Sales:
British pounds	1/5/2011	HSBC Bank	$85,452	£54,770	US$ 63
British pounds	1/10/2011	JPMorgan Chase	€18,462	£15,560	413
British pounds	1/14/2011	JPMorgan Chase	$6,272	£4,000	37
British pounds	1/14/2011	UBS AG	$7,074	£4,500	59
British pounds	1/18/2011	JPMorgan Chase	€3,545	£3,020	30
British pounds	1/21/2011	JPMorgan Chase	$6,859	£4,425	(39)
British pounds	1/24/2011	UBS AG	€38,095	£32,220	680
British pounds	1/24/2011	JPMorgan Chase	€6,515	£5,510	116
British pounds	1/24/2011	Bank of New York Mellon	$13,278	£8,600	(127)
British pounds	1/26/2011	JPMorgan Chase	$3,976	£2,575	(38)
Euros	1/5/2011	UBS AG	$14,104	€10,750	(261)
Euros	1/5/2011	JPMorgan Chase	$91,229	€69,570	(1,738)
Euros	1/6/2011	JPMorgan Chase	$2,137	€1,600	(1)
Euros	1/6/2011	JPMorgan Chase	$70,222	€53,020	(629)
Euros	1/6/2011	Barclays Bank PLC	$29,231	€22,250	(502)
Euros	1/6/2011	HSBC Bank	$46,768	€35,340	(457)
Euros	1/6/2011	HSBC Bank	$35,981	€27,500	(768)
Euros	1/10/2011	JPMorgan Chase	$30,946	€23,250	(123)
Euros	1/10/2011	HSBC Bank	$39,945	€30,000	(144)
Euros	1/10/2011	HSBC Bank	$9,087	€6,825	(33)
Euros	1/11/2011	HSBC Bank	$11,578	€8,825	(215)
Euros	1/11/2011	JPMorgan Chase	$11,812	€8,870	(41)
Euros	1/11/2011	Barclays Bank PLC	$24,227	€18,200	(93)
Euros	1/11/2011	Barclays Bank PLC	$23,139	€17,690	(500)
Euros	1/12/2011	Barclays Bank PLC	$23,625	€17,700	(27)
Euros	1/13/2011	Bank of New York Mellon	$23,418	€18,000	(635)
Euros	1/14/2011	JPMorgan Chase	$2,272	€1,700	— *
Euros	1/14/2011	UBS AG	$19,980	€15,000	(64)
Euros	1/18/2011	JPMorgan Chase	$17,239	€13,000	(132)
Euros	1/18/2011	JPMorgan Chase	$3,996	€3,000	(13)
Euros	1/20/2011	HSBC Bank	$18,634	€14,000	(74)
Euros	1/21/2011	JPMorgan Chase	$177,819	€135,000	(2,576)
Euros	1/21/2011	HSBC Bank	$32,281	€24,064	126
Euros	1/21/2011	HSBC Bank	$1,191	€900	(12)
Euros	1/21/2011	JPMorgan Chase	$54,550	€41,419	(796)
Euros	1/21/2011	UBS AG	$4,023	€3,000	14
Euros	1/24/2011	JPMorgan Chase	$50,301	€38,325	(911)
Euros	1/24/2011	JPMorgan Chase	¥1,133,423	€10,315	181
Euros	1/24/2011	JPMorgan Chase	$2,985	€2,275	(55)
Euros	1/25/2011	UBS AG	$42,379	€32,375	(882)
Euros	1/31/2011	JPMorgan Chase	$115,368	€87,750	(1,886)
Euros	1/31/2011	Barclays Bank PLC	$10,770	€8,190	(174)
Euros	2/3/2011	UBS AG	$4,652	€3,550	(91)
Japanese yen	1/5/2011	HSBC Bank	$8,499	¥715,000	(308)
					US$(12,626)

Forward currency contracts — net					US$2,574

*Amount less than one thousand

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Euros	$—	$2,349,693	$—	$2,349,693
Japanese yen	—	729,109	—	729,109
Polish zloty	—	480,573	—	480,573
South Korean won	—	465,805	—	465,805
British pounds	—	396,707	—	396,707
Malaysian ringgits	—	370,591	—	370,591
Swedish kronor	—	304,268	—	304,268
Canadian dollars	—	249,905	—	249,905
Mexican pesos	—	244,577	—	244,577
U.S. dollars	—	4,309,703	2,921	4,312,624
Other currencies	—	1,114,614	—	1,114,614
Preferred securities	2,565	24,745	—	27,310
Common stocks	2,024	—	17	2,041
Warrants	74	—	19	93
Short-term securities	—	586,183	—	586,183
Total	$4,663	$11,626,473	$2,957	$11,634,093

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$16,919	$—	$16,919
Unrealized depreciation on open forward currency contracts	—	(14,345)	—	(14,345)
Total	$—	$2,574	$—	$2,574

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended December 31, 2010 (dollars in thousands):

	Beginning				Ending
	value at	Net purchases	Net unrealized	Net transfers	value at
	10/1/2010	and sales	depreciation	out of Level 3†	12/31/2010
Investment securities	$4,166	$1,062	$(986)	$(1,285)	$2,957

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2010 (dollars in thousands):					$(1,075)

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$567,507
Gross unrealized depreciation on investment securities	(157,755)
Net unrealized appreciation on investment securities	409,752
Cost of investment securities for federal income tax purposes	11,224,341

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-931-0211O-S25551

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: February 28, 2011

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: February 28, 2011